Employee Benefit Plans - Deferred Compensation Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Expense from continuing operations for matching contributions related to the Plan	$ 0	$ 0	$ 79
Other accrued liabilities, long-term
Liability related to the Plan	$ 3,564	$ 3,953